Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
March 31, 2025

Dates Covered
Collections Period	03/01/25 - 03/31/25
Interest Accrual Period	03/17/25 - 04/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	04/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/25	428,405,884.36	22,908
Yield Supplement Overcollateralization Amount 02/28/25	30,591,257.09	0
Receivables Balance 02/28/25	458,997,141.45	22,908
Principal Payments	19,555,758.07	618
Defaulted Receivables	850,518.89	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/25	28,612,531.03	0
Pool Balance at 03/31/25	409,978,333.46	22,252

Pool Statistics	$ Amount	# of Accounts
Pool Factor	37.72%
Prepayment ABS Speed	1.34%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	7,896,112.57	331
Past Due 61-90 days	1,860,356.58	80
Past Due 91-120 days	333,722.33	11
Past Due 121+ days	0.00	0
Total	10,090,191.48	422

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.30%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.50%
Delinquency Trigger Occurred	NO

Recoveries	708,101.81
Aggregate Net Losses/(Gains) - March 2025	142,417.08
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.37%
Prior Net Losses/(Gains) Ratio	0.30%
Second Prior Net Losses/(Gains) Ratio	0.37%
Third Prior Net Losses/(Gains) Ratio	0.58%
Four Month Average	0.41%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.59%

Overcollateralization Target Amount	5,232,239.66
Actual Overcollateralization	5,232,239.66
Weighted Average Contract Rate	5.78%
Weighted Average Contract Rate, Yield Adjusted	10.13%
Weighted Average Remaining Term	40.84

Flow of Funds	$ Amount
Collections	22,351,849.46
Investment Earnings on Cash Accounts	12,064.88
Servicing Fee	(382,497.62)
Transfer to Collection Account	-
Available Funds	21,981,416.72

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,461,961.15
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	13,195,311.24
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,232,239.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,896,701.92

Total Distributions of Available Funds	21,981,416.72

Servicing Fee	382,497.62
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 03/17/25	423,173,644.70
Principal Paid	18,427,550.90
Note Balance @ 04/15/25	404,746,093.80

Class A-1
Note Balance @ 03/17/25	0.00
Principal Paid	0.00
Note Balance @ 04/15/25	0.00
Note Factor @ 04/15/25	0.0000000%

Class A-2a
Note Balance @ 03/17/25	0.00
Principal Paid	0.00
Note Balance @ 04/15/25	0.00
Note Factor @ 04/15/25	0.0000000%

Class A-2b
Note Balance @ 03/17/25	0.00
Principal Paid	0.00
Note Balance @ 04/15/25	0.00
Note Factor @ 04/15/25	0.0000000%

Class A-3
Note Balance @ 03/17/25	276,543,644.70
Principal Paid	18,427,550.90
Note Balance @ 04/15/25	258,116,093.80
Note Factor @ 04/15/25	86.8492913%

Class A-4
Note Balance @ 03/17/25	99,500,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	99,500,000.00
Note Factor @ 04/15/25	100.0000000%

Class B
Note Balance @ 03/17/25	31,390,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	31,390,000.00
Note Factor @ 04/15/25	100.0000000%

Class C
Note Balance @ 03/17/25	15,740,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	15,740,000.00
Note Factor @ 04/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,657,163.90
Total Principal Paid	18,427,550.90
Total Paid	20,084,714.80

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	4.34867%
Coupon	5.05867%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.66000%
Interest Paid	1,073,911.15
Principal Paid	18,427,550.90
Total Paid to A-3 Holders	19,501,462.05

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.5875803
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.6537855
Total Distribution Amount	19.2413658

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.6134292
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	62.0038725
Total A-3 Distribution Amount	65.6173017

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	716.06
Noteholders' Principal Distributable Amount	283.94

Account Balances	$ Amount
Reserve Account
Balance as of 03/17/25	2,616,119.83
Investment Earnings	9,445.17
Investment Earnings Paid	(9,445.17)
Deposit/(Withdrawal)	-
Balance as of 04/15/25	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,573,071.28	$2,627,492.54	$3,237,114.28
Number of Extensions	105	102	117
Ratio of extensions to Beginning of Period Receivables Balance	0.56%	0.55%	0.64%